Schedule of Other Ownership Interests (Details)	12 Months Ended
Aug. 31, 2017 USD ($)
Related Party Transactions Schedule Of Other Ownership Interests 1	$ 252,000
Related Party Transactions Schedule Of Other Ownership Interests 2	35,760
Related Party Transactions Schedule Of Other Ownership Interests 3	6,240
Related Party Transactions Schedule Of Other Ownership Interests 4	210,000
Related Party Transactions Schedule Of Other Ownership Interests 5	61,950
Related Party Transactions Schedule Of Other Ownership Interests 6	11,800
Related Party Transactions Schedule Of Other Ownership Interests 7	210,000
Related Party Transactions Schedule Of Other Ownership Interests 8	61,950
Related Party Transactions Schedule Of Other Ownership Interests 9	$ 11,800